Investments Accounted for Using Equity Method - Market Prices of Investments Accounted for Using Equity Method in Publicly Traded Stocks Calculated by Closing Price at End of Reporting Period (Detail) - Level 1 [member] - TWD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Global Unichip Corporation [member]
Disclosure of associates [line items]
Closing Price in Active Markets	$ 81,236.9	$ 29,926.9
Vanguard International Semiconductor Corporation [member]
Disclosure of associates [line items]
Closing Price in Active Markets	37,834.2	35,977.3
Xintec Inc. [member]
Disclosure of associates [line items]
Closing Price in Active Markets	$ 14,188.4	$ 10,716.4